Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Aug. 22, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 21,681	$ 17,160	$ 12,321	$ 19,279	$ 19,925	$ 14,375	$ 10,732		$ 11,898	$ 9,447	$ 9,472	$ 9,427
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 21,322	17,003	12,312	19,410	20,208	14,691	11,051		12,343	9,874	9,978	10,000
Class FI
Account Value [Line Items]
Account Value	22,869	18,112	13,012	20,380	21,080	15,220	11,372		12,610	10,015	10,041	10,000
Class I
Account Value [Line Items]
Account Value	23,612	18,635	13,350	20,832	21,478	15,462	11,513		12,726	10,083	10,074	10,000
Class IS
Account Value [Line Items]
Account Value	15,062	11,882	8,507	13,267	13,668	9,832	7,311	$ 10,000
Class R
Account Value [Line Items]
Account Value	$ 22,358	17,743	12,777	20,038	20,761	15,021	11,246		12,503	9,958	10,016	10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223		13,829	11,351	10,138	10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223		13,829	11,351	10,138	10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223		13,829	11,351	10,138	10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223		13,829	11,351	10,138	10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 22,856	18,282	14,476	17,678	13,735	11,601	8,823	$ 10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 34,254	$ 27,399	$ 21,696	$ 26,494	$ 20,585	$ 17,386	$ 13,223		$ 13,829	$ 11,351	$ 10,138	$ 10,000